SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



February 3, 1997


EDGAR Postmaster, BDM: Postmaster


  Re:Anchor Pathway Fund
     Securities Act File No. 33-14227
     Post-Effective Amendment No. 13

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated January 28, 1997, no changes were made from the Prospectus and the Statement of Additional Information contained in Post Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on January 27, 1997.

     Please provide a Notice of Acceptance for receipt of this filing.


     Very truly yours


     /s/ Robert M. Zakem
     Robert M. Zakem
     Senior Vice President
     and General Counsel